Fair Value Measurements - Summary Of Quantitative Information Regarding Fair Value Measurements Of Warrants (Detail) - $ / shares	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2020	Sep. 25, 2020
Option Pricing Method | Risk-free interest rate | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free interest rate		0.28%	0.26%
Option Pricing Method | Trading days per year | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading days per year		252.00%	252.00%
Option Pricing Method | Expected volatility | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected volatility		24.00%	24.00%
Option Pricing Method | Exercise price | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price		$ 11.50	$ 11.50
Option Pricing Method | Stock Price | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock Price		$ 9.36	$ 9.36
Black Scholes Model | Risk-free interest rate | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free interest rate	0.36%	0.42%		0.12%
Black Scholes Model | Trading days per year | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading days per year	252.00%	252.00%		252.00%
Black Scholes Model | Expected volatility | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected volatility	25.00%	24.00%		24.00%
Black Scholes Model | Exercise price | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price	$ 11.50	$ 11.50		$ 11.50
Black Scholes Model | Stock Price | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock Price	$ 10.08	$ 9.36		$ 9.36